Debt - Summarizes the Company's debt facilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	May 31, 2024	Mar. 31, 2023
Notes Payable
Total	$ 36,800,000		$ 11,500,000
Less: Discounts, net of amortization	(1,400,000)
Total notes payable balance	35,400,000		11,500,000
Loan principal secured amount				$ 500,000
Percentage of interest on loans				10.00%
May 2024 P&A loans
Notes Payable
Total	2,100,000		3,300,000
Loan principal secured amount	$ 3,000,000
Percentage of interest on loans	10.00%			10.00%	10.00%
Feb 2025 loan agreement
Notes Payable
Total	$ 4,300,000
Loan principal secured amount	$ 5,400,000
Percentage of interest on loans	18.50%
Jan and Feb 2025 note agreements
Notes Payable
Total	$ 13,500,000
Loan principal secured amount	$ 13,500,000
Jan and Feb 2025 note agreements | Minimum
Notes Payable
Percentage of interest on loans	11.50%
Jan and Feb 2025 note agreements | Maximum
Notes Payable
Percentage of interest on loans	12.00%
May 2025 convertible note
Notes Payable
Total	$ 5,125,781
Less: Discounts, net of amortization	(1,272,193)
Total notes payable balance	3,853,588
Loan principal secured amount	$ 5,000,000
Percentage of interest on loans	15.00%
Revolving P&A loans
Notes Payable
Total	$ 11,800,000	$ 8,200,000	$ 8,200,000
Revolving P&A loans | Minimum
Notes Payable
Percentage of interest on loans	10.00%
Revolving P&A loans | Maximum
Notes Payable
Percentage of interest on loans	15.00%